Other Non-Current Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Disclosure [Abstract]
Unearned revenues	$ 217,021	$ 345,224
Retirement benefits	479,799	409,261
Other liabilities	197,438	202,844
Total	$ 894,258	$ 957,329